Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of taxes payable [Abstract]
VAT payable	$ 27,077	$ 170,455
Other taxes payable	2,749	14,239
Total	$ 29,826	$ 184,694